Staff costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Incentive awards granted:
Current year bonus	£ 1,241	£ 1,278	£ 1,090
Deferred bonus	549	667	490
Total incentive awards granted	1,790	1,945	1,580
Reconciliation of incentive awards granted to income statement charge:
Less: deferred bonuses granted but not charged in current year	(388)	(457)	(335)
Add: current year charges for deferred bonuses from previous years	399	280	293
Other differences between incentive awards granted and income statement charge	35	(23)	(34)
Income statement charge for performance costs	1,836	1,745	1,504
Other income statement charges:
Salaries	4,732	4,290	4,322
Social security costs	714	619	613
Post-retirement benefits	563	539	519
Other compensation costs	504	431	479
Total compensation costs	8,349	7,624	7,437
Other resourcing costs:
Outsourcing	607	357	342
Redundancy and restructuring	(7)	296	102
Temporary staff costs	113	109	102
Other	190	125	114
Total other resourcing costs	903	887	660
Total staff costs	9,252	8,511	8,097
Accruing benefits under defined benefit scheme	563	539	519
Compensation Costs	8,349	7,624	7,437
Internally generated
Other income statement charges:
Total compensation costs	604	484	451
Other resourcing costs:
Compensation Costs	604	484	451
Defined contribution schemes
Other income statement charges:
Post-retirement benefits	313	289	279
Other resourcing costs:
Accruing benefits under defined benefit scheme	313	289	279
Pension defined benefit plans
Other income statement charges:
Post-retirement benefits	250	250	240
Other resourcing costs:
Accruing benefits under defined benefit scheme	£ 250	£ 250	£ 240